UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07564
Morgan Stanley California Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Quality Municipal Securities
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (141.8%)
	California (138.5%)
$1,240	ABAG Finance Authority for Nonprofit Corporations, California School of Mechanical Art - Lick-Wilmeading High School Ser 2002	5.25%	10/01/26	$1,241,128
480	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/26	476,203
4,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (NATL-RE Insd) (a)	4.50	10/01/37	3,366,960
4,415	University of California, Ser 2007 (FSA Insd) (a)	4.50	05/15/31	3,646,523
3,585	University of California, Ser 2007 (FSA Insd) (a)	4.50	05/15/35	4,104,860
4,000	San Francisco City & County, Laguana Honda Hospital (FSA Insd) (a)	5.00	06/15/28	3,424,093
440	Beverly Hills, California, Unified School District 2008 Election Ser 2009 (b)	0.00	08/01/26	185,064
865	Beverly Hills, California, Unified School District 2008 Election Ser 2009 (b)	0.00	08/01/31	261,066
2,500	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	5.25	06/01/46	1,378,975
1,000	California Department of Water Resources, Central Valley Ser AE	5.00	12/01/29	1,040,490
2,000	California Department of Water Resources	5.00	12/01/25	2,070,400
2,000	California Educational Facilities Authority, Claremont Graduate University 2007 Ser A	5.00	03/01/42	1,745,880
2,000	California Educational Facilities Authority, Pitzer College 2005 Ser A	5.00	04/01/30	1,867,920
1,000	California Educational Facilities Authority, University of Redlands 2005 Ser A	5.00	10/01/31	921,890
2,555	California Health Facilities Financing Authority, Catholic Healthcare West 2004 Ser G	5.25	07/01/23	2,457,297
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 1997 A (NATL-Re Insd)	5.25	08/01/27	2,651,940
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,745,920
1,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	881,530
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	1,554,120
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	1,524,240
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	4,968,600
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,003,980
500	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25	06/01/26	403,400
4,000	California Municipal Finance Authority, Community Hospital Central California	5.25	02/01/37	3,002,880
1,000	California Public Works Board, Butterfield State Office 2005 Ser A	5.25	06/01/30	915,830
2,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	1,825,740
2,965	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/25	2,682,969
35	California Rural Home Financing Authority, 1997 Ser A-2 (AMT)	7.00	09/01/29	35,673
40	California Rural Home Financing Authority, Home 1998 Ser A (AMT)	6.35	12/01/29	40,931
2,500	California State	6.00	04/01/19	2,853,275
1,400	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21	1,438,290
1,000	California State University, Ser 2009 A	5.25	11/01/38	973,680
3,000	California Statewide Community Development Authority, Adventist Healthwest 2005 Ser A	5.00	03/01/35	2,451,900
1,250	California Statewide Community Development Authority, Anheuser-Bush Ser 2007 (AMT)	4.80	09/01/46	879,100
1,000	California Statewide Community Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	878,100
1,000	Capistrano Unified School District, California, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00	09/01/29	849,940
220	Clovis, California, Unified School District Election of 2004 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/29	60,410
1,000	Culver City Redevelopment Agency, California, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	894,150
1,000	Duarte California Certificates Participation Series A	5.25	04/01/19	1,001,980
1,165	EL Segundo, California, School District Election of 2008 Ser A (b)	0.00	08/01/31	276,827
1,500	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/45	1,209,600
1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	840,210
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,081,480
1,500	Independent Cities Lease Financing Authority, California, Mobile Home PK Ref-Westlake Mobilhome PK-A	5.00	04/15/47	1,156,590
1,000	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	5.00	05/15/31	737,410

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

370	Indio Redevelopment Agency, California, Merged Redevelopment Project Area, Ser 2008 A	5.25		08/15/26		337,318
4,000	Irvine Unified School District, California, Community Facilities District #86-1 Ser 1998 (AMBAC Insd)	5.00		11/01/19		3,846,960
3,000	Los Angeles Department of Water & Power, California, 2003 Ser A Subser A-2 (NATL-RE Insd) (d)	5.00		07/01/22		3,079,200
4,000	Los Angeles Department of Water & Power, California, Water 2001 Ser A	5.125		07/01/41		3,886,600
620	Los Angeles Unified School District, California, 2005 Ser E (AMBAC Insd)	5.00		07/01/30		612,839
2,000	Los Angeles Wastewater, California, Refg Ser 2003 B (FSA Insd)	5.00		06/01/22		2,053,080
2,830	Metropolitan Water District Southern California Ser B (a)	5.00		07/01/27		2,995,810
2,000	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (NATL-RE Insd)	5.00		09/01/22		1,841,320
2,000	Modesto Community Facilities District #4-1, California, Ser 2006	5.15		09/01/36		1,302,560
4,000	Modesto Irrigation District, California, Ser 2001 A (COPs) (FSA Insd)	5.00		07/01/31		3,795,680
2,500	Murrieta Valley Unified School District, California, County of Riverside Ser 2008 (FSA Insd) (b)	0.00		09/01/31		600,250
505	Oak Grove California School District Capital Appreciation Election 2008 Ser A	0.00		08/01/28		149,783
1,000	Port of Oakland, California, 2002 Ser L (AMT) (FGIC Insd)	5.00		11/01/21		916,630
3,000	Port of Oakland, California, Refg Ser N (AMT) (NATL-RE Insd)	5.00		11/01/22		2,709,570
3,430	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (NATL-RE Insd)	5.25		06/15/23		3,197,446
6,900	Poway Unified School District, California, 2002 Ser A (NATL-RE Insd)	5.00		08/01/27		7,042,761
4,000	Sacramento County Sanitation Districts Financing Authority, California, Refg Ser 2001 (AMBAC Insd)	5.00		12/01/27		4,006,680
1,000	Sacramento County Airport System, California, Ser 2008A (FSA Insd)	5.00		07/01/32		959,140
1,100	San Diego County, California, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00		09/01/34		810,733
830	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd)	5.00		05/01/28		836,374
2,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd) (a)	5.00		05/01/29		2,003,810
4,000	San Francisco City & County, California, Laguna Honda Hospital (FSA Insd)	5.00		06/15/30		4,018,640
5,000	San Francisco Public Utilities Commission, California, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31		4,966,450
2,000	San Jose Financing Authority, California, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37		1,918,660
2,610	Santa Clara, California, Sub Ser 2003 A (NATL-RE Insd)	5.00		07/01/23		2,612,636
2,735	Santa Clara, California, Sub Ser 2003 A (NATL-RE Insd)	5.00		07/01/24		2,735,848
1,500	Santa Margarita / Dana Point Authority, California, Ser 2009A	5.125		08/01/38		1,483,245
1,295	School Facilities Financing Authority, California, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00		08/01/26		443,188
2,140	School Facilities Financing Authority, California, Grant Joint Union High School District Ser 2008 A (FSA Insd) (b)	0.00		08/01/28		626,849
6,000	Silicon Valley Tobacco Securitization Authority, California, Santa Clara Tobacco Securitization Corp Ser 2007(b)	0.00		06/01/36		420,000
1,040	Simi Valley, California, Unified School District, Election of 2004 Ser 2007C (FSA Insd) (b)	0.00		08/01/28		307,788
830	Simi Valley, California, Unified School District, Election of 2004 Ser 2007C (FSA Insd) (b)	0.00		08/01/30		199,872
1,000	Simi Valley Public Financing Authority, California, Ser 2004 (COPs) (AMBAC Insd)	5.00		09/01/30		948,760
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00		06/01/37		1,207,820
2,000	Turlock Irrigation District, California, Refg 1998 Ser A (NATL-RE Insd)	5.00		01/01/26		1,999,920
550	Twin Rivers, California, Unified School District Ser 2009 (BANs) (b)	0.00		04/01/14		436,392
5,000	University of California, Ser 2003 A (AMBAC Insd)	5.00		05/15/33		4,917,650
1,000	University of California, 2009 Ser O	5.25		05/15/39		1,022,980
1,000	Washington Unified School District, California, 2004 Ser A (FGIC Insd)	5.00		08/01/21		1,026,210
625	West Basin Municipal Water District, California, Refg Ser 2008 B (COPs) (AGC Insd)	5.00		08/01/27		608,369
4,035	WM S Hart UN High	0.00		08/01/32		890,202
1,190	Yosemite Community College District, California, Election of 2004, Ser 2008 C (AGC Insd) (b)	0.00		08/01/22		603,473

						150,388,940

	Gaum (0.2%)
215	Guam Government Ltd Obligation Ser A	0.00		12/01/29		210,522

	Puerto Rico (3.1%)
2,200	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(c)	07/01/17	(e)	2,173,908
800	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(c)	07/01/30	(e)	604,480
545	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	0.00		08/01/39		554,325

						3,332,713

	Total Tax-Exempt Municipal Bonds (Cost $164,227,690)					153,932,175

	Short-Term Tax-Exempt Municipal Obligations (12.1%)
2,900	California Municipal Financing Authority, Ser (Demand 08/03/09)	0.27	(f)	06/01/25		2,900,000
1,800	California State Department Water Resources, Ser (Demand 08/03/09)	0.22	(f)	05/01/18		1,800,000
1,350	California Statewide, Ser (Demand 08/03/09)	0.28	(f)	08/15/47		1,350,000
5,100	Sacramento County Sanitation, Ser (Demand 08/03/09)	0.32	(f)	12/01/39		5,100,000
1,600	Southern, California, Pub Power Ser (Demand 08/03/09)	0.27	(f)	07/01/20		1,600,000
400	Turlock Irrigation District, California, Ser (Demand 08/03/09)	0.27	(f)	01/01/31		400,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $13,150,000)					13,150,000

	Total Investments (Cost $177,377,690)					167,082,175

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Floating Rate Notes Related to Securities Held (-11.1%)
(12,030)	Notes with interest rates ranging from 0.29% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 06/15/28 to 10/01/37 (g) (Cost ($12,030,000))			(12,030,000)

	Total Net Investments (Cost $165,347,690) (h) (i)		142.8%	155,052,175

	Other Assets in Excess of Liabilities		0.5	540,049

	Preferred Shares of Beneficial Interest		(43.3)	(47,050,000)

	Net Assets Applicable to Common Shareholders		100.0%	$108,542,224

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

(a)	Underlying securities related to inverse floaters entered into by the Trust.

(b)	Capital appreciation bond.

(c)	Security is a ''step-up’’ bond where the coupon increases on a predetermined future date.

(d)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(e)	Prefunded to call date shown.

(f)	Current coupon rate of variable rate demand obligation.

(g)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $19,542,056 are held by the Dealer Trusts and serve as collateral for the $12,030,000 in floating rate note obligations outstanding at that date.

(h)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation

Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

58	Long	U.S. Treasury Note 2 Year September 2009	$12,561,531	$13,411

50	Long	U.S. Treasury Note 5 Year September 2009	5,769,141	43,763

11	Long	U.S. Treasury Note 20 Year September 2009	1,290,094	6,335

157	Short	U.S. Treasury Bond 20 Year September 2009	(18,683,000)	(401,740)

		Net Unrealized Depreciation		$(338,232)

Morgan Stanley California Quality Municipal Securities
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$153,932,175	—	$153,932,175	—
Short-Term Tax-Exempt Municipal Obligations	13,150,000	—	13,150,000	—
Futures	63,509	$63,509	—	—

Total Assets	$167,145,684	$63,509	$167,082,175	—

Liabilities
Futures	$(401,740)	$(401,740)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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